Commitments and Contingencies - Additional Information - Partnership Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Oct. 01, 2019	Sep. 25, 2017
Other Commitments [Line Items]
Units Held by Entity's and Individuals	5,000,000
Cash exchange per share for shares not owned	$ 1.05
Units issued, price per unit (USD per unit)			$ 2.50
Partnership Acquisition
Other Commitments [Line Items]
Units issued, price per unit (USD per unit)		$ 1.55